SHARE-BASED COMPENSATION - Summary of the Non-vested Shares Activities (Details) - Non-vested shares - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Outstanding at the beginning of the period (in shares)	681,683	1,007,050	297,750
Granted (in shares)	6,250	108,750	872,500
Vested (in shares)	(251,664)	(381,617)	(133,950)
Forfeited (in share)	(11,250)	(52,500)	(29,250)
Outstanding at the end of the period (in shares)	425,019	681,683	1,007,050
Outstanding at the beginning of the period (in dollars per share)	$ 0.489	$ 0.525	$ 0.881
Granted (in dollars per share)	0.47	0.43	0.467
Vested (in dollars per share)	0.549	0.636	0.851
Forfeited (in dollars per share)	0.443	0.43	0.925
Outstanding at the end of the period (in dollars per share)	$ 0.455	$ 0.489	$ 0.525